TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated October 23, 2013

to the

Prospectus dated May 1, 2013

This supplement describes changes to the fees for certain riders under the Transamerica LandmarkSM Variable Annuity.

Effective November 4, 2013, the fees for the riders shown in the table below are changed for new riders, rider step-ups and rider upgrades.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the GLOSSARY OF TERMS section in the prospectus:

Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, and you step-up, there is an annual rider fee of 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following paragraph is hereby deleted from the SUMMARY – ADDITIONAL FEATURES section in the prospectus:

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)

Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth Rider (with additional death benefit)	1.60%
5 for LifeSM with Growth Rider (without additional death benefit)	1.35%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2013

Income SelectSM for Life Rider - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	1.15%
Base Benefit (Joint Life)	1.35%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.10%
Income EnhancementSM (Joint Life)	0.20%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.75%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	2.25%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	2.10%
Base Benefit (Current)	1.35%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	2.40%
Base Benefit (Current)	1.65%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.40%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	2.30%
Base Benefit Open Allocation Option (Current)	1.55%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Retirement Income ChoiceSM 1.2 Rider – The rider fee percentages in the above Fee Table only apply upon manual upgrade. If you do not elect a manual upgrade, your rider fee will not exceed the maximum fee when the rider was elected or last manually upgraded.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – LIVING BENEFITS RIDER section in the prospectus:

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – INCOME LINKSM RIDER FEE section in the prospectus:

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, there is an annual rider fee which is currently 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – GUARANTEED LIFETIME WITHDRAWAL BENEFITS section in the prospectus:

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

•	5 for LifeSM Rider

•	5 for LifeSM with Growth Rider

•	Income SelectSM for Life Rider

•	Retirement Income ChoiceSM Rider

•	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider

•	Retirement Income ChoiceSM 1.4 Rider

•	Retirement Income ChoiceSM 1.2 Rider

•	Income LinkSM Rider

See Rider Grid for additional information on each of these riders.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – LIVING BENEFITS RIDER section in the prospectus:

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the ADDITIONAL FEATURES - INCOME LINKSM RIDER section in the prospectus:

Income LinkSM Rider – No Longer Available

The Income LinkSM Rider is no longer available for issue.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE in the prospectus:

Living Benefits Rider	Income LinkSM Rider (No Longer Available)	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Current Charges: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Current Charge:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – RIDER GRID VARIATIONS in the prospectus:

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Living Benefit Rider 2003[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 1 0603 (2003)
Base Benefit and Optional Fees at issue	Percentage of TWB – 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)

Rider Name	Living Benefit Rider 2004[3]	Income SelectSM For LifeSM3	Retirement Income ChoiceSM3
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13)	Percentage of the TWB. Additional option fees would be added to the base.	Percentage of WB. Additional option fees would be added to the base.

Percentage of “Principal Back” TWB – 0.60% (prior to 5/1/2009)

Single Life

(5/1/07 – 11/3/13)

Base Fee                             0.40%

Growth Benefit Fee             0.25%

DB Fee                             0.25%

IE Benefit Fee                      0.15%

(prior to 5/1/07)

Base Fee                             0.40%

Growth Benefit Fee               0.25%

DB Fee                              0.25%

IE Benefit Fee                      0.10%

Joint Life

(5/1/07 – 11/3/13)

Base Fee                             0.60%

Growth Benefit Fee               0.50%

DB Fee                               0.20%

IE Benefit Fee                       0.30%

(prior to 5/1/07)

Base Fee                               0.60%

Growth Benefit Fee                 0.50%

DB Fee                                 0.20%

IE Benefit Fee                       0.20%

Single Life (prior to 11/4/13) Base Fee 0.60% DB Fee 0.25% IE Benefit Fee 0.15% Joint Life (prior to 11/4/13) Base Fee 0.90% DB Fee 0.20% IE Benefit Fee 0.30%

Rider Name	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]	Retirement Income ChoiceSM 1.4[3]	Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue

Percentage of WB. Additional option fees would be added to the base.

Single Life

(1/19/09 – 11/3/13)

Base Fee                      0.90%

DB Fee                        0.25%

IE Benefit Fee             0.15%

(11/10/08 - 1/18/09)

Base Fee                      0.75%

DB Fee                        0.25%

IE Benefit Fee             0.15%

Joint Life

(1/19/09 – 11/3/13)

Base Fee                     0.90%

DB Fee                       0.20%

IE Benefit Fee            0.30%

(11/10/08 - 1/18/09)

Base Fee                     0.75%

DB Fee                       0.20%

IE Benefit Fee            0.30%

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees

(2/21/11 - 11/3/13):

Group A                             1.40%

Group B                             1.00%

Group C                             0.45%

Additional option fees would be added to the base and are as follows:

DB Single Life                   0.25%

DB Joint Life                     0.20%

IE Single Life                     0.15%

IE Joint Life                       0.30%

Base Benefit Fees

(9/21/09 - 2/20/11):

Group A                            1.25%

Group B                            0.90%

Group C                            0.40%

Additional option fees would be added to the base and are as follows:

DB Single Life                 0.25%

DB Joint Life                   0.20%

IE Single Life                  0.15%

IE Joint Life                     0.30%

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees

(12/12/11 – 11/3/13):

OAM Option                     1.25%

Group A                            1.55%

Group B                            1.10%

Group C                            0.70%

Additional option fees would be added to the base and are as follows:

DB Single Life                 0.25%

DB Joint Life                    0.20%

IE Single Life                   0.30%

IE Joint Life                     0.50%

Base Benefit Fees

(2/21/11 – 12/11/11):

OAM Option                   1.20%

Group A                          1.40%

Group B                          1.00%

Group C                          0.45%

Additional option fees would be added to the base and are as follows:

DB Single Life                 0.25%

DB Joint Life                    0.20%

IE Single Life                   0.15%

IE Joint Life                     0.30%

Base Benefit Fees

(5/1/09 - 2/20/11):

OAM Option                    1.10%

Group A                           1.25%

Group B                           0.90%

Group C                           0.40%

Additional option fees would be added to the base and are as follows:

DB Single Life                0.25%

DB Joint Life                   0.20%

IE Single Life                  0.15%

IE Joint Life                     0.30%

MEMBERS® LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated October 23, 2013

to the

Prospectus dated May 1, 2013

This supplement describes changes to the fees for certain riders under the Members® LandmarkSM Variable Annuity.

Effective November 4, 2013, the fees for the riders shown in the table below are changed for new riders, rider step-ups and rider upgrades.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the GLOSSARY OF TERMS section in the prospectus:

Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the SUMMARY – EXPENSES section in the prospectus:

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, and you step-up, there is an annual rider fee of 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following paragraph is hereby deleted from the SUMMARY – ADDITIONAL FEATURES section in the prospectus:

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix—Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section in the prospectus:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)

Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Retirement Income ChoiceSM 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Members® LandmarkSM Variable Annuity dated May 1, 2013

Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.40%

Retirement Income ChoiceSM 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	2.30%
Base Benefit Open Allocation Option (Current)	1.55%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.40%
Death Benefit (Joint Life Option)	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.40%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Retirement Income ChoiceSM 1.2 Rider – The rider fee percentages in the above Fee Table only apply upon manual upgrade. If you do not elect a manual upgrade, your rider fee will not exceed the maximum fee when the rider was elected or last manually upgraded.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – LIVING BENEFITS RIDER section in the prospectus:

If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the EXPENSES – INCOME LINKSM RIDER FEE section in the prospectus:

The Income LinkSM Rider is no longer available. If you previously elected the Income LinkSM Rider, there is an annual rider fee which is currently 1.25% of the withdrawal base which is charged quarterly during the accumulation phase.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – GUARANTEED LIFETIME WITHDRAWAL BENEFITS section in the prospectus:

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

•	Retirement Income ChoiceSM 1.4 Rider
•	Retirement Income ChoiceSM 1.2 Rider
•	Income LinkSM Rider

See Rider Grid for additional information on each of these riders.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the ADDITIONAL FEATURES – LIVING BENEFITS RIDER section in the prospectus:

Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.

The following hereby amends, and to the extent inconsistent replaces, the ADDITIONAL FEATURES - INCOME LINKSM RIDER section in the prospectus:

Income LinkSM Rider – No Longer Available

The Income LinkSM Rider is no longer available for issue.

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE in the prospectus:

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Living Benefits Rider, the Income LinkSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Income LinkSM Rider (No Longer Available)	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider

Benefit:

•      Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Benefit:

•      Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•      Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

•      Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•      Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•      Upgrades:

You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Living Benefits Rider	Income LinkSM Rider (No Longer Available)	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider

•  Additional Options:

Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•  Additional Options:

Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•  Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Availability: • 0 - 80 (unless state law requires a lower maximum issue age	Availability: • At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: • Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charges: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Current Charge:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Investment Restrictions:

•  Portfolio Allocation Method (“PAM”)—
We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: • You must allocate 100% of your policy value to one or more investment options that we designate.

Living Benefits Rider	Income LinkSM Rider (No Longer Available)	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider

Withdrawal Option:

5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.

Withdrawal Percentages (Single
Life):

7 yr option - 5% for 7 years and 4% thereafter

6 yr option - 6% for 6 years and 4% thereafter

5 yr option - 7% for 5 years and 4% thereafter

4 yr option - 8% for 4 years and 4% thereafter

3 yr option - 9% for 3 years and 4% thereafter

2 year option - 10% for 2 years and 4% thereafter

Withdrawal Percentages (Single
Life):

For riders issued on or after December 12, 2011.

0-58                                  0.0%

59-64                                4.3%

65-79                                5.3%

80+                                   6.3%

For riders issued before December 12, 2011.

0-58                                  0.0%

59-64                                4.5%

65-74                                5.5%

75+                                    6.5%

Withdrawal Percentages (Single Life): 0-58 0.0% 59-64 4.0% 65-79 5.0% 80+ 6.0%

Withdrawal Option:

7% Principal Back – Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.

Withdrawal Percentages (Joint
Life):

7 yr option - 4.5% for 7 years and

3.5% thereafter

6 yr option - 5.5% for 6 years and

3.5% thereafter

5 yr option - 6.5% for 5 years and

3.5% thereafter

4 yr option - 7.5% for 4 years and

3.5% thereafter

3 yr option - 8.5% for 3 years and

3.5% thereafter

2 year option - 9.5% for 2 years

and 3.5% thereafter

Withdrawal Percentages (Joint Life):

For riders issued on or after December 12, 2011.

0-58                                  0.0%

59-64                                3.8%

65-79                                4.8%

80+                                   5.8%

For riders issued before December 12, 2011.

0-58                                  0.0%

59-64                                4.1%

65-74                                5.1%

75+                                    6.1%

Withdrawal Percentages (Joint Life): 0-58 0.0% 59-64 3.5% 65-79 4.5% 80+ 5.5%

The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – RIDER GRID VARIATIONS in the prospectus:

Rider Name	Retirement Income ChoiceSM 1.4[3]		Retirement Income ChoiceSM 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)		RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.		Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
	Base Benefit Fees (2/21/11—11/3/13):		Base Benefit Fees
	Group A	1.40%	(12/12/11 – 11/3/13):
	Group B	1.00%	OAM Option	1.25%
	Group C	0.45%	Group A	1.55%
	Additional option fees would be added to the base and are as follows:		Group B	1.10%
			Group C	0.70%
	DB Single Life	0.25%	Additional option fees would be added to the base and are as follows:
	DB Joint Life	0.20%
	IE Single Life	0.15%	DB Single Life	0.25%
	IE Joint Life	0.30%	DB Joint Life	0.20%
	Base Benefit Fees (9/21/09—2/20/11):		IE Single Life	0.30%
			IE Joint Life	0.50%
	Group A	1.25%	Base Benefit Fees (2/21/11 – 12/11/11):
	Group B	0.90%
	Group C	0.40%	OAM Option	1.20%
	Additional option fees would be added to the base and are as follows:		Group A	1.40%
			Group B	1.00%
	DB Single Life	0.25%	Group C	0.45%
	DB Joint Life	0.20%	Additional option fees would be added to the base and are as follows:
	IE Single Life	0.15%
	IE Joint Life	0.30%	DB Single Life	0.25%
			DB Joint Life	0.20%
			IE Single Life	0.15%
			IE Joint Life	0.30%
			Base Benefit Fees (5/1/09—2/20/11):
			OAM Option	1.10%
			Group A	1.25%
			Group B	0.90%
			Group C	0.40%
			Additional option fees would be added to the base and are as follows:
			DB Single Life	0.25%
			DB Joint Life	0.20%
			IE Single Life	0.15%
			IE Joint Life	0.30%